SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under SIP plan (in shares)	127,000,000
Shares available for future grants under SIP plan (in shares)	19,452,323
ESPP 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum employee deferral into share purchase plan per offering	$ 7,500
Percentage of senior executive compensation contributed into share purchase plan maximum	30.00%
Percentage of shares purchased granted as restricted share units granted under the V.E.I.P.	50.00%
Number of shares authorized employee share purchase plan (in shares)	90,000,000
Shares issued under employee share purchase plan total (in shares)	79,519,314
Shares issued, during period, under the employee share purchase plan (in shares)	5,710,542	4,366,262	4,486,288
Minimum | ESPP 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee compensation contributed into share purchase plan	1.00%
Maximum | ESPP 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee compensation contributed into share purchase plan	10.00%
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to nonvested awards not yet recognized (in shares)	$ 1,654,658,000
Compensation expense related to nonvested awards not yet recognized, expected weighted average period of recognition	1 year 2 months 12 days
Restricted share units vested but not yet delivered (in shares)	509,901
Restricted Share Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement vesting period	2 years
Restricted Share Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement vesting period	5 years